Investment Strategy	Jan. 31, 2026
American Beacon NIS Core Plus Bond Fund - Classes A, C, Y and R6 | American Beacon NIS Core Plus Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities and investments that provide exposure to fixed income securities.
The fixed income securities in which the Fund invests may include securities of the  U.S. government, its agencies and instrumentalities, including U.S. government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. government), corporate bonds, municipal securities, including but not limited to private activity bonds, debentures, bank loans and senior loans, preferred stocks, and convertible securities. The Fund may invest significantly in U.S. Treasury obligations and asset-backed, mortgage-backed and mortgage-related securities (including collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBSs”), and mortgage pass-through securities). The Fund may invest in securities with call features.
Under normal circumstances, the Fund seeks to invest primarily in a diversified mix of  U.S. and U.S. dollar denominated foreign investment grade fixed income securities. The Fund considers investment grade fixed income securities to be debt securities that are rated BBB- or better by S&P Global Ratings (“S&P Global”) or Fitch Ratings Inc. (“Fitch”), Baa3 or better by Moody’s Investors Service, Inc. (“Moody’s”) or, if not rated, are of equivalent investment quality as determined by the sub-advisor. To a lesser extent, the Fund may invest in high-yield securities (commonly referred to as “junk bonds”). The Fund may also invest in unrated securities. The Fund’s investments may include fixed income instruments of any maturity or duration.
The sub-advisor follows a fixed income investment strategy that combines top-down and bottom-up processes while utilizing a relative value approach to security selection, which takes into account the expected economic and market environments. The sub-advisor uses a team approach to determine sector allocations as well as interest rate and yield curve positioning. The team then conducts thorough research to select securities for the Fund that the sub-advisor deems to have the best relative value. The Fund is managed to have a similar overall interest rate risk to the  Bloomberg US Aggregate Bond Index.
The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
To reduce market exposure or in anticipation of liquidity needs, the Fund may invest cash balances in other investment companies, including a government money market fund advised by the Manager, with respect to which the Manager receives a management fee.

American Beacon Developing World Income Fund - Classes A, C, Y, R5 and Investor | American Beacon Developing World Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments that are economically tied to developing countries.
Developing countries include all countries in the world except the countries that are classified by  MSCI Inc. as “developed markets.”   Developing countries typically have lower incomes, less integrated financial markets, smaller economies, and less mature political systems compared to developed countries. Developing countries are commonly located in Africa, the Asia-Pacific region, Central or Eastern Europe, the Middle East, Central America or the Caribbean, and South America.
The Fund’s investments in developing countries will generally include countries that are commonly referred to as “frontier market” countries, which are among the least developed countries. To a lesser extent, the Fund’s investments in developing countries may include countries that are commonly referred to as “emerging market” countries, which are relatively more developed than frontier market countries. Countries considered to be developing change from time to time, and the Fund’s sub-advisors may reasonably determine any country to be a developing country, other than countries that are classified by MSCI Inc. as “developed markets.”
An investment is generally regarded as being economically tied to a developing country if:
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the issuer is a government agency or is guaranteed by a sovereign government agency, including a regional or municipal government within the country, or quasi-governmental agency of a developing country;

■	the issuer is organized under the laws of, or maintains its principal place of business in, a developing country;
■	the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a developing country;
■	it is a currency of a developing country;
■	it is principally traded in a developing country;
■	the value of the investment is linked to one of the above categories; or
■	it is a derivative instrument whose value is linked to one of the above categories.
Investments economically tied to developing countries may include debentures, currencies, and derivative investments. The Fund’s investments are expected to include primarily sovereign and quasi-sovereign debt instruments, such as obligations issued or guaranteed by foreign (non-U.S.) governments, their agencies or instrumentalities and political subdivisions, which may include zero coupon securities, and investments that provide exposure to sovereign and quasi-sovereign debt instruments. The Fund also may invest in callable securities, municipal securities, including but not limited to general obligation bonds, inflation index-linked securities, illiquid securities, restricted securities, and variable and floating-rate securities. The Fund may also invest in debt instruments issued by corporations that are economically tied to developing countries and in obligations of supranational entities. Investments may be denominated in foreign (non-U.S.) currencies.
In making investment decisions for the Fund, one of the Fund’s sub-advisors, Global Evolution USA, LLC (“Global Evolution”), employs a top-down investment process that focuses on macroeconomic and political risk, as well as country risk. Another sub-advisor to the Fund, abrdn Investments Limited (“aIL”), employs a bottom-up investment process that applies fundamental research to countries and companies in selecting investments. The third sub-advisor to the Fund, Ninety One North America, Inc. (“Ninety One NA”), employs a combination of top-down and bottom-up investment processes that incorporate macroeconomic and fundamental considerations. The Fund may, at times, invest significantly in issuers located in or economically tied to African countries. However, as the country and geographic allocation of the Fund’s portfolio changes over time, the Fund’s exposure to African countries may be lower at a future date, and the Fund’s exposure to other countries and geographic regions may be higher.
Each sub-advisor’s investment processes generally incorporate the sub-advisor’s environmental, social and/or governance (“ESG” and separately, “E,” “S,” and “G”) analysis as a consideration in the assessment of potential portfolio investments. As ESG information is just one investment consideration, ESG considerations generally are not solely determinative in any investment decision made by a sub-advisor. However, as described below, in certain cases, ESG information may result in an investment being excluded from consideration for the Fund’s portfolio.
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Global Evolution takes  ESG factors into consideration, along with macro-economic, financial, political, and other credit-related factors in its assessment of the creditworthiness of sovereign debt investments. In its evaluation, Global Evolution seeks to identify countries with improving or deteriorating ESG factors which include, among others, human capital accumulation, corruption, risk of natural disasters, human rights, and management of natural resources. ESG considerations may contribute to Global Evolution’s decision to exclude certain countries from its portion of the Fund’s investment universe.

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aIL considers and assesses how ESG issues are managed and mitigated, and may avoid investing in countries where ESG factors may erode the willingness and ability of the issuer to service its debt. ESG factors considered by aIL may include, among others, environmental factors, such as greenhouse gas emissions and air quality and an issuer’s energy management; social factors, such as human rights, community relations and customer welfare, privacy and data management; and governance factors, such as financial transparency and complexity of group structure/ownership. aIL also considers political factors (referred to as “P”), such as political corruption perception, political stability, state fragility and press freedom, as such factors relate to sovereign debt issuers.

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Ninety One NA integrates ESG considerations into its investment process through a proprietary, forward-looking ESG trend score, which forms part of the sovereign scorecard framework. This approach uses a nine-factor qualitative assessment, informed by regional specialists and supported by third-party data, policy analysis and engagement with policymakers. The framework is designed to assess the direction of ESG trends and their implications for long-term economic resilience and creditworthiness. The ESG trend score is incorporated into sovereign, foreign currency exchange and rates scorecards and is complemented by a political risk score, which captures shorter-term governance dynamics. Together, these inputs ensure that ESG considerations are systematically reflected in country rankings, portfolio construction and investment decisions.

The ESG and P factors listed above are not comprehensive; not all of the factors will be material for all investments. A sub-advisor may invest in countries that are deemed to have poor ESG and/or P factors but have favorable non-ESG and/or P factors. A sub-advisor may use ESG research and/or ratings information provided by one or more third parties in performing an ESG and P analysis and considering the related risks.
The Fund’s investments in derivatives may include structured products (including credit-linked and structured notes which may be issued by special purpose vehicles), options (including non-deliverable options (“NDOs”), and options on non-U.S. currency futures), warrants (including sovereign warrants), futures contracts (including interest rate, currency and Treasury futures contracts), forward contracts (including non-deliverable forwards (“NDFs”)), swaps, contracts for difference (“CFDs”) and similar instruments. The types of swaps that the Fund may enter into include credit default swaps, currency swaps, interest rate swaps, total return swaps, and similar instruments. The Fund uses derivative instruments to enhance total return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks or as a substitute for the purchase or sale of the underlying currencies or securities. Derivative instruments allow the Fund to obtain economic exposure to developing countries without directly holding their securities. For example, derivatives may be used where regulatory or other restrictions make it difficult or undesirable for the Fund to invest directly in developing countries. Subject to applicable regulatory restrictions, there is no limit on the amount of the Fund’s exposure to a single counterparty.
The Fund also may have significant exposure to foreign currencies for investment or hedging purposes by purchasing or selling foreign currency forward contracts (including NDFs), non-U.S. currency futures contracts, options on non-U.S. currencies, and currency swaps. The Fund may also make direct investments in non-U.S. currencies, including on a spot (cash) basis at the rate prevailing in the currency exchange market, and in securities denominated in non-U.S. currencies. Investments in currencies and currency derivatives are established to add value or reduce risk.
The Fund does not have specific requirements for investment yield, duration, maturity, market capitalization, or credit quality rating, and may invest without limitation in securities, and trade with counterparties, which are rated below investment grade (commonly known as “high-yield” securities or “junk bonds”). Such instruments or counterparties are rated BB or lower by S&P Global Ratings or Fitch, Inc. and/or Ba or lower by Moody’s Investors Service, Inc., or the unrated equivalent. The Fund may achieve capital appreciation when a stronger macro-economic and political situation for developing countries leads to lower yields, lower credit spreads and potentially stronger currencies.
To reduce market exposure or in anticipation of liquidity needs, the Fund may invest cash balances in other investment companies, including a government money market fund advised by the Manager, with respect to which the Manager receives a management fee.